SHARE OPTIONS (Schedule of Assumption Determining Fair Value of Share Options) (Details) - Key management personnel [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) yr $ / shares shares	Dec. 31, 2024 USD ($) yr $ / shares shares	Dec. 31, 2023 USD ($) yr $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0
Total 'A' share options granted / (ADS's equivalent) | shares	0
Weighted average share price per 'A' share / (per ADS)	$ 0
Weighted average exercise price per 'A' share / (per ADS)	$ 0
Weighted average expected volatility	0.00%	74.40%	40.21%
Weighted average expected life | yr	0	7	7
Weighted average risk free interest rate	0.00%	4.06%	4.13%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $		$ 0.1	$ 0.5
Total 'A' share options granted / (ADS's equivalent) | shares		12,100,000	19,600,000
Weighted average share price per 'A' share / (per ADS)		$ 0.14	$ 0.14
Weighted average exercise price per 'A' share / (per ADS)		$ 0.14	$ 0.14
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $		$ 2.08	$ 10.04
Total 'A' share options granted / (ADS's equivalent) | shares		605,000	980,000
Weighted average share price per 'A' share / (per ADS)		$ 2.8	$ 2.8
Weighted average exercise price per 'A' share / (per ADS)		$ 2.8	$ 2.8